Property and Equipment (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		$ 256,153	$ 220,798
Less: Accumulated Depreciation		(64,196)	(27,555)
Property and Equipment, Net	$ 181,921	191,957	193,243
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		89,690	73,256
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		139,254	120,333
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		21,564	21,564
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		$ 5,645	$ 5,645